Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Finished goods	$ 237.8	$ 187.3
Work-in-process	23.0	16.2
Raw materials and supplies	93.9	82.1
Provision for obsolete finished goods and raw materials	(10.5)	(5.9)
Total inventories	$ 344.2	$ 279.7